Share Based Payment Arrangements - Additional Information (Details) $ / shares in Units, $ in Millions							1 Months Ended	12 Months Ended
	Apr. 30, 2022 $ / shares	Apr. 28, 2022 Party $ / shares	Feb. 07, 2022 Decimal Party $ / shares	Dec. 20, 2021 Party	Apr. 27, 2021 Party $ / shares	Feb. 08, 2021 Decimal Party $ / shares	Aug. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares Party $ / shares	Dec. 31, 2021 USD ($) shares Party $ / shares	Dec. 31, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of exercise for stock options exercised | $ / shares								$ 99.32	$ 87.65
Number of other equity instruments exercised or vested in share-based payment arrangement							28,442
Number of other equity instruments forfeited in share-based payment arrangement							12,938
Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Options outstanding								1,106,883	1,669,767
Stock Option Plan (Equity-settled)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of shares issuable upon exercise of options granted								5,979,201
Share-based compensation award, vesting period								3 years
Compensation expense | $								$ 0.4	$ 1.0
Number of share options granted | Party								0	0
Deferred Share Unit
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Mark-to-market gain (loss) in personnel expenses | $								$ 1.3	$ 22.9
Deferred Share Unit | Trade and Other Payables
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liabilities from share-based payment transactions | $								31.0	34.4
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $								$ 6.9	$ 8.2
Number of equity instruments granted								74,000	125,000
Weighted average price per share repurchased common shares | $ / shares								$ 83.28	$ 107.76
Share repurchase premium | $								$ 1.2	$ 18.9
Number of outstanding instruments								272,000	272,000	299,000
Number of other equity instruments exercised or vested in share-based payment arrangement								49,000	153,000
Number of other equity instruments forfeited in share-based payment arrangement								13,000	3,000
Restricted Share Units | Sale of CFIs truckload, Temp Control and Mexican nonasset logistics businesses [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average price per share repurchased common shares | $ / shares							$ 104.28
Share repurchase premium | $							$ 0.8
Number of other equity instruments cancelled in share-based payment arrangement							22,876
Number of other equity instruments exercised or vested in share-based payment arrangement							14,630
Number of other equity instruments forfeited in share-based payment arrangement							8,246
Restricted Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Party		10,815	63,404	34,221	12,924	78,122
Fair value of RSU granted, per unit | $ / shares	$ 103.66	$ 83.28	$ 98.27		$ 77.32	$ 70.59
Restricted Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments								171,790	171,222
Restricted Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Party		10,815	39,750	34,221	12,924	51,328
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $								$ 7.3	$ 6.2
Number of equity instruments granted								63,000	78,000
Number of outstanding instruments								261,000	226,000	147,000
Number of other equity instruments exercised or vested in share-based payment arrangement								(6,000)	0
Number of other equity instruments forfeited in share-based payment arrangement								19,000	2,000
Performance Share Units | Sale of CFIs truckload, Temp Control and Mexican nonasset logistics businesses [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average price per share repurchased common shares | $ / shares							$ 104.28
Share repurchase premium | $							$ 0.8
Number of other equity instruments cancelled in share-based payment arrangement							41,380
Performance Share Units | Performance condition [Member] | Sale of CFIs truckload, Temp Control and Mexican nonasset logistics businesses [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of other equity instruments cancelled in share-based payment arrangement							18,504
Performance Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Decimal			63,404			78,122
Fair value of RSU granted, per unit | $ / shares			$ 100.43			$ 89.64
Performance Share Units | Equity Incentive Plan | Monte Carlo simulation model [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of PSU granted per share | $ / shares			$ 112.71					$ 114.35	$ 105.53
Performance Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments								171,790	138,141
Performance Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Decimal			39,750			51,328
Director Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $								$ 1.2	$ 1.1